Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accrued Expenses and Other Current Liabilities

	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Payroll payable	59,432	85,390	12,380
Interest payable*	239,853	15,600	2,262
Deferred government grants	8,629	10,303	1,494
Other tax and surcharges payable	90,011	73,123	10,602
Accrued expenses	42,693	63,786	9,248
Others	70,639	114,805	16,646
	511,257	363,007	52,632

* Interest payable balance as of December 31, 2021 includes the incremental interest payable of RMB223,084 due upon the maturity of one bank loan, which was settled when the related bank loan was repaid in 2022.